SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of depreciation expense using the straight-line method over the estimated useful lives of the assets

Buildings	30 - 50 years
Machinery	5 - 10 years
Software	3 - 10 years
Vehicles	5 - 10 years
Electronic and other equipment	3 - 10 years

Schedule of estimated useful lives for the intangible assets	The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life
Patents and copyrights	5 - 10 years

Summary of cumulative effect of the changes made to the Company's consolidated balance sheet	The cumulative effect of the changes made to the Company’s consolidated balance sheet at July 1, 2020, for the adoption of ASU
2016-13
is as follows:

	Balance at June 30, 2020	Adjustment due to ASU 2016-13	Balance at July 1, 2020
Assets
Accounts receivable	242,449	(16,284)	226,165
Accounts receivable retention	10,805	(145)	10,660
Costs and estimated earnings in excess of billings	189,188	(3,111)	186,077
Other receivables	28,257	(10,799)	17,458
Due from related parties	21,444	(1,880)	19,564
Deferred tax assets	8,909	1,768	10,677
Equity
Retained earnings	774,473	(30,451)	744,022

Schedule of accounts receivables credit losses
The movements in the allowance for credit losses on accounts receivable and accounts receivable retention were as follows:

June 30, 2021
Beginning balance, July 1, 2020	41,618
Adoption of ASU 2016-13	16,429
Provision for expected credit losses, net of recoveries	7,761
Amounts written off charged against the allowance	(3,965)
Translation adjustments	5,159

Ending balance, June 30, 2021	67,002

Schedule of credit losses on costs and estimated earnings
The movements in the allowance for credit losses on costs and estimated earnings in excess of billings were as follows:

June 30, 2021
Beginning balance, July 1, 2020	6,150
Adoption of ASU 2016-13	3,111
Provision for expected credit losses, net of recoveries	1,758
Translation adjustments	816

Ending balance, June 30, 2021	11,835